FINANCIAL INSTRUMENTS - Foreign Currency Risk Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2018 $ / $
Financial Instruments [Abstract]
Percentage of entity's revenue	86.00%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Devaluation of foreign exchange, percent	40.58%	59.02%
Average foreign exchange rate | $ / $	84.05	59.79	37.60
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (62,397)
% Increase, Amount	5,963
% Decrease, Amount	(6,933)
Amount	(62,397)
% Increase, Amount	5,963
% Decrease, Amount	(6,933)
Currency risk | Argentine pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (1,494)
% Increase	40.00%
% Increase, Amount	$ 427
% Decrease	10.00%
% Decrease, Amount	$ (166)
Amount	$ (1,494)
% Increase	40.00%
% Increase, Amount	$ 427
% Decrease	10.00%
% Decrease, Amount	$ (166)
Currency risk | Chilean pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 11,726
% Increase	10.00%
% Increase, Amount	$ (1,066)
% Decrease	10.00%
% Decrease, Amount	$ 1,303
Amount	$ 11,726
% Increase	10.00%
% Increase, Amount	$ (1,066)
% Decrease	10.00%
% Decrease, Amount	$ 1,303
Currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (12,182)
% Increase	10.00%
% Increase, Amount	$ 1,107
% Decrease	10.00%
% Decrease, Amount	$ (1,354)
Amount	$ (12,182)
% Increase	10.00%
% Increase, Amount	$ 1,107
% Decrease	10.00%
% Decrease, Amount	$ (1,354)
Currency risk | Indian rupees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (1,435)
% Increase	10.00%
% Increase, Amount	$ 130
% Decrease	10.00%
% Decrease, Amount	$ (159)
Amount	$ (1,435)
% Increase	10.00%
% Increase, Amount	$ 130
% Decrease	10.00%
% Decrease, Amount	$ (159)
Currency risk | Uruguayan pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (3,419)
% Increase	10.00%
% Increase, Amount	$ 311
% Decrease	10.00%
% Decrease, Amount	$ (380)
Amount	$ (3,419)
% Increase	10.00%
% Increase, Amount	$ 311
% Decrease	10.00%
% Decrease, Amount	$ (380)
Currency risk | European euro (EUR)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (55,593)
% Increase	10.00%
% Increase, Amount	$ 5,054
% Decrease	10.00%
% Decrease, Amount	$ (6,177)
Amount	$ (55,593)
% Increase	10.00%
% Increase, Amount	$ 5,054
% Decrease	10.00%
% Decrease, Amount	$ (6,177)